Other Financial Disclosures	12 Months Ended
Dec. 31, 2024
Other Financial Disclosures [Abstract]
Other financial disclosures
7.	Other financial disclosures

As of December 31, 2024, other financial obligations exist from master purchase agreements for materials with a commitment of kEUR 3,070 (December 31, 2023: kEUR 42,064) of which kEUR 3,068 (December 31, 2023: kEUR 36,885) are short-term financial obligations. Furthermore, there are purchase agreements mainly for materials with a commitment of kEUR 6,896 (December 31, 2023: kEUR 43,030) of which kEUR 6,310 (December 31, 2023: kEUR 41,008) are short-term financial obligations.

As of December 31, 2024, there is a financial obligation of kEUR 4,147 (December 31, 2023: kEUR 4,109) per year from contracted long-term cost allocation agreements and rents with affiliated companies.